Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flow from operating activities
Net loss for the year		$ (16,953)	$ (10,622)	$ (9,103)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		169	50	9
Amortization of discount/premium on marketable securities		44	92	0
Loss from realization of marketable securities		231	50	0
Stock-based compensation expense		1,628	970	601
Changes in operating assets and liabilities:
Increase in deferred revenue from collaboration agreement		1,623	0	0
Decrease (increase) in other accounts receivable		95	(214)	(149)
Increase (decrease) in trade payables		863	1,384	(480)
Increase (decrease) in other accounts payable		81	39	(91)
Increase (decrease) in related party		90	(223)	(28)
Net cash used in operating activities		(12,129)	(8,474)	(9,241)
Cash flow from investing activities
Purchase of property and equipment		(17)	(159)	(770)
Proceeds from sale of property and equipment		13	0	0
Investment in securities, available for sale		(7,615)	(26,541)	(2,246)
Proceeds from sale of securities, available for sale		13,955	9,594	0
Disposal of (Investment in) short-term deposit		0	6,000	(6,000)
Net cash provided by (used in) investing activities		6,336	(11,106)	(9,016)
Cash flow from financing activities
Issuance of ordinary shares		0	0	2,000
Issuance of ordinary shares upon IPO, net	[1]	0	0	39,856
Issuance of stock offerings, net of issuance costs	[2]	4,479	0	0
Proceeds from exercise of options		255	0	0
Net cash provided by financing activities		4,734	0	41,856
Increase (decrease) in cash and cash equivalents		(1,059)	(19,580)	23,599
Cash and cash equivalents at the beginning of the year		4,156	23,736	137
Cash and cash equivalents at the end of the year		3,097	4,156	23,736
Non cash activity:
Cash received from interest		382	473	0
Cash paid for taxes		$ 106	$ 0	$ 1

[1]	Net of offering costs in the amount of $4,204, see also Note 10.A.6.
[2]	See also Note 10.A.7.